Artificial Intelligence (AI) Deep Learning Platform (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts receivable related party		$ (46,146)
Reduction in value, related to the Ethereum	$ 96,820
Accrued expenses	533,993	533,993	$ 893,137	$ 401,178
Received cash	2,908,551	2,908,551
Selling and transactional costs		1,300,000
Artificial Intelligence [Member]
Accounts receivable related party	3,124,581	46,146
Reduction in value, related to the Ethereum	96,820	169,884
Revenue Digital Asset Sales	4,360,087	4,360,087
Accrued expenses	436,378	436,378
Payment to consultant			1,075,000.000
Received cash	2,908,551	2,908,551
Selling and transactional costs	$ 156,485,200,000	$ 79,935,300,000	$ 1,300,000